SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events1 [Abstract]
SUBSEQUENT EVENTS
30. SUBSEQUENT EVENTS

On February 5, 2019, the Company and FNV entered into an amended and restated royalty agreement with respect to the Holloway mine and the parties reduced the royalty in the Holloway mine to a flat 3% NSR.